UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Alpine Global Dynamic Dividend Fund

Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-100.8%

Aerospace & Defense-1.2%
24,000	Airbus Group NV	$1,702,922

Airlines-1.1%
30,505	Japan Airlines Co., Ltd. (a)	1,540,626

Auto Components-1.3%
7,701	Bridgestone Corp.	281,448
8,000	Delphi Automotive PLC	487,120
147,000	GKN PLC	952,838
		1,721,406

Automobiles-0.7%
27,500	General Motors Co. (b)	992,200

Beverages-1.9%
10,500	Anheuser-Busch InBev NV-ADR	1,006,845
54,200	Diageo PLC	1,604,233
		2,611,078

Capital Markets-1.5%
77,000	Daiwa Securities Group, Inc.	731,036
93,500	Och-Ziff Capital Management Group, LLC-Class A (a)	1,307,130
		2,038,166

Chemicals-2.3%
93,000	Clariant AG (b)	1,757,117
5,500	Koninklijke DSM NV	364,439
5,500	Linde AG	1,042,207
		3,163,763

Commercial Banks-5.8%
94,500	Bangkok Bank PCL	490,965
27,500	Hana Financial Group, Inc.	1,050,825
100,000	Mitsubishi UFJ Financial Group, Inc.	609,768
17,500	PNC Financial Services Group, Inc.	1,397,900
742,904	PT Bank Rakyat Indonesia Persero Tbk	506,525
97,000	Sberbank of Russia-ADR	1,049,540
50,000	Standard Chartered PLC	1,019,217
7,000	Sumitomo Mitsui Financial Group, Inc.	330,508
31,000	Wells Fargo & Co. (a)	1,405,540
		7,860,788

Commercial Services & Supplies-2.4%
41,625	KAR Auction Services, Inc.	1,158,008
115,941	RR Donnelley & Sons Co.	2,141,430
		3,299,438

Communications Equipment-2.6%
62,000	Cisco Systems, Inc.	1,358,420
28,600	QUALCOMM, Inc.	2,122,692
		3,481,112

Computers & Peripherals-2.6%
4,400	Apple, Inc.	2,202,640
57,000	EMC Corp.	1,381,680
		3,584,320

Construction & Engineering-1.7%
269,799	Abengoa SA-B Shares	891,501
21,500	Vinci SA	1,408,241
		2,299,742

Containers & Packaging-1.7%
272,000	DS Smith PLC	1,468,856
22,500	MeadWestvaco Corp.	811,575
		2,280,431

Diversified Consumer Services-0.8%
113,000	Anhanguera Educacional Participacoes SA	594,675
11,000	Sotheby’s	527,120
		1,121,795

Diversified Financial Services-1.5%
51,500	Bank of America Corp.	862,625
25,000	Citigroup, Inc.	1,185,750
		2,048,375

Electric Utilities-0.5%
16,500	Northeast Utilities	722,700

Electronic Equipment, Instruments & Components-1.1%
25,500	TE Connectivity, Ltd.	1,441,005

Energy Equipment & Services-3.1%
9,500	Bristow Group, Inc.	682,005
70,000	CHC Group, Ltd. (b)	621,600
4,000	Ensco PLC-Class A	201,480
14,000	Gulfmark Offshore, Inc.-Class A	595,840
13,000	National Oilwell Varco, Inc.	975,130
55,027	Odfjell Drilling, Ltd. (b)	313,816
75,500	Petroleum Geo-Services ASA	779,963
		4,169,834

Food & Staples Retailing-2.2%
9,800	Costco Wholesale Corp.	1,101,128
32,000	Walgreen Co.	1,835,200
		2,936,328

Food Products-3.2%
95,000	Cermaq ASA	968,546
42,000	Mondelez International, Inc.-Class A	1,375,500
28,500	Nestle SA	2,068,384
		4,412,430

Health Care Equipment & Supplies-1.5%
29,000	Covidien PLC	1,978,960

Health Care Providers & Services-4.0%
16,000	Fresenius Medical Care AG & Co. KGaA	1,126,434
39,000	HCA Holdings, Inc. (b)	1,960,530
9,500	McKesson Corp.	1,656,895
9,000	UnitedHealth Group, Inc.	650,520
		5,394,379

Hotels, Restaurants & Leisure-1.0%
18,500	Las Vegas Sands Corp.	1,415,620

Household Durables-1.7%
19,551	Electrolux AB-Series B	415,407
24,000	Lennar Corp.-Class A	963,840
21,500	Ryland Group, Inc.	959,760
		2,339,007

Household Products-2.0%
22,000	Colgate-Palmolive Co. (a)	1,347,060
14,500	Energizer Holdings, Inc.	1,370,250
		2,717,310

Industrial Conglomerates-0.1%
4,000	Koninklijke Philips NV	139,402

Insurance-2.6%
118,000	BB Seguridade Participacoes SA	1,109,955
30,500	Validus Holdings, Ltd.	1,095,560
4,800	Zurich Insurance Group AG (b)	1,393,967
		3,599,482

IT Services-2.3%
21,500	Accenture PLC-Class A (a)	1,717,420
8,300	International Business Machines Corp. (a)	1,466,444
		3,183,864

Life Sciences Tools & Services-0.8%
9,500	Thermo Fisher Scientific, Inc.	1,093,830

Machinery-3.4%
14,351	GEA Group AG	673,270
45,000	IMI PLC	1,107,412
274,000	Melrose Industries PLC	1,393,175
14,000	Snap-on, Inc.	1,402,100
		4,575,957

Marine-0.7%
102,500	Scorpio Bulkers, Inc. (b)	1,006,550

Media-3.5%
35,000	AMC Entertainment Holdings, Inc.-Class A (b)	747,950
34,000	British Sky Broadcasting Group PLC	489,619
38,500	Comcast Corp.-Class A (a)	2,096,325
19,000	The Walt Disney Co.	1,379,590
		4,713,484

Multi-Utilities-1.0%
50,500	CMS Energy Corp.	1,403,395

Multiline Retail-1.0%
6,500	Kering	1,297,887

Office Electronics-0.6%
69,000	Xerox Corp.	748,650

Oil, Gas & Consumable Fuels-6.2%
30,000	Enbridge, Inc.	1,259,700
27,500	Energy XXI Bermuda, Ltd.	631,125
14,500	HollyFrontier Corp. (a)	671,350
6,500	Marathon Petroleum Corp.	565,825
11,000	Murphy Oil Corp.	622,710

11,000	Occidental Petroleum Corp.	963,270
102,000	Scorpio Tankers, Inc.	1,020,000
37,500	The Williams Cos., Inc.	1,518,375
20,500	Total SA	1,170,631
		8,422,986

Paper & Forest Products-0.3%
9,000	International Paper Co.	429,660

Pharmaceuticals-5.3%
26,500	Novartis AG-ADR (a)	2,095,355
44,001	Pfizer, Inc.	1,337,631
8,000	Roche Holding AG	2,199,746
32,800	Sanofi-ADR	1,603,920
		7,236,652

Real Estate Investment Trusts-7.1%
122,000	American Homes 4 Rent-Class A (c)	2,034,960
16,000	American Tower Corp.	1,294,080
300,000	Concentradora Fibra Hotelera Mexicana SA de CV	486,541
40,000	Corrections Corp. of America	1,342,800
29,500	Gaming and Leisure Properties, Inc.	1,023,650
100	Nippon Building Fund, Inc.	570,618
86	Nippon Prologis REIT, Inc.	871,195
132,500	Two Harbors Investment Corp. (a)	1,302,475
1,940	Western Asset Mortgage Capital Corp.	29,003
85,220	Westfield Group	760,719
		9,716,041

Real Estate Management & Development-3.1%
73,000	BR Malls Participacoes SA	459,795
77,948	Cheung Kong Holdings, Ltd.	1,156,600
150,684	Foxtons Group PLC (b)	868,716
30,500	Mitsui Fudosan Co., Ltd.	981,839
101,609	Wharf Holdings, Ltd.	693,639
		4,160,589

Road & Rail-2.8%
300,000	All America Latina Logistica SA	821,713
12,800	Canadian Pacific Railway, Ltd. (a)	1,938,944
15,000	East Japan Railway Co.	1,120,486
		3,881,143

Semiconductors & Semiconductor Equipment-1.6%
39,500	Avago Technologies, Ltd. (a)	2,158,280

Specialty Retail-2.0%
72,000	American Eagle Outfitters, Inc. (a)	974,160
18,429	Penske Automotive Group, Inc.	790,788
50,000	Pier 1 Imports, Inc.	955,500
		2,720,448

Tobacco-0.8%
24,000	British American Tobacco PLC	1,150,466

Trading Companies & Distributors-1.3%
85,000	Ashtead Group PLC	1,103,179
12,500	Wolseley PLC	674,410
		1,777,589

Transportation Infrastructure-1.0%
586,000	Adani Ports and Special Economic Zone, Ltd.	1,365,510

Water Utilities-1.5%
36,000	American Water Works Co., Inc.	1,532,520
62,000	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	566,060
		2,098,580

Wireless Telecommunication Services-2.4%
89,000	Vodafone Group PLC-ADR (a)	3,298,340
	Total Common Stocks (Cost $126,345,383)	137,452,520

Equity-Linked Structured Notes-1.4%

Industrial Conglomerates-0.6%
21,500	Koninklijke Philips NV-Morgan Stanley BV	749,284

Multi-Utilities-0.8%
72,500	Veolia Environnement SA-Morgan Stanley BV	1,140,123
	Total Equity-Linked Structured Notes (Cost $1,595,895)	1,889,407
Principal Amount

Convertible Bonds-0.0% (d)

Household Durables-0.0% (d)
$154,733	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (e)	1,282
	Total Convertible Bonds (Cost $55,510)	1,282
Total Investments (Cost $127,996,788)-102.2%		139,343,209
Liabilities in Excess of Other Assets-(2.2)%		(2,972,912)
TOTAL NET ASSETS 100.0%		$136,370,297

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2014, securities restricted under Rule 144A had a total value of $2,034,960 which comprised 1.5% of the Fund’s net assets.

(d) Less than 0.05% of Net Assets.

(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio of Investments

January 31, 2014 (Unaudited)

1.	Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund has an investment objective to seek high current dividend income, more than 50% of which qualifies for the reduced Federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund’s may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAVs may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1	-	Quoted prices in active markets for identical investments.

Level 2	-	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under GAAP.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2014:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$16,808,388	$—	$—	$16,808,388
Consumer Staples	13,827,612	—	—	13,827,612
Energy	12,592,820	—	—	12,592,820
Financials	28,445,935	490,965	—	28,936,900
Health Care	15,703,821	—	—	15,703,821
Industrials	21,588,879	—	—	21,588,879
Information Technology	14,597,231	—	—	14,597,231
Materials	5,873,854	—	—	5,873,854
Telecommunication Services	3,298,340	—	—	3,298,340
Utilities	4,224,675	—	—	4,224,675
Equity-Linked Structured Notes	—	1,889,407	—	1,889,407
Convertible Bond	—	1,282	—	1,282
Total	$136,961,555	$2,381,654	$—	$139,343,209

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$180,121	$—	$180,121
Liabilities
Forward Currency Contracts	—	(48,025)	—	(48,025)
Total	$—	$132,096	$—	$132,096

For the period ended January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3.

B. Federal and Other Income Taxes: It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file refund claims for foreign taxes withheld.

As of January 31, 2014, net unrealized appreciation/depreciation of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Gross appreciation on investments (excess of value over tax cost)	$18,169,079

Gross depreciation on investments (excess of tax cost over value)	(6,822,658)
Net unrealized appreciation	11,346,421
Cost of investments for income tax purposes	$127,996,788

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Distributions to Shareholders: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

C. Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-

denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

D. Risks Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

E. Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

F. Forward Currency Contracts: The Fund are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The Fund held the following forward currency contracts as of January 31, 2014.

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Swiss Franc	03/19/14	4,900,000	CHF	$5,524,924	$5,406,425	$118,499
Euro	07/09/14	6,200,000	EUR	8,425,056	8,363,434	61,622
British Pound	03/19/14	1,600,000	GBP	2,607,280	2,629,392	(22,112)
Japanese Yen	07/30/14	395,000,000	JPY	3,844,376	3,870,289	(25,913)
					$20,269,540	$132,096

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2014

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 28, 2014

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.